Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004


June 5, 2007


VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:   The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information for the Trust's Hancock Horizon Treasury Securities Money Market Fund, Hancock Horizon Prime Money Market Fund, Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, and Hancock Horizon Burkenroad Fund that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 58, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-07-000187 on May 31, 2007.

Please do not hesitate to contact me at 215.963.5110 should you have any questions.

Very truly yours,


/s/ John M. Ford
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John M. Ford